Common Stock Warrants (Details) - $ / shares	1 Months Ended	6 Months Ended
	May 22, 2018	Jun. 30, 2018
Other Liabilities Disclosure [Abstract]
Common Stock Warrants	2,511,910	2,511,910
Weighted Average Exercise Price	$ 0.01	$ 0.01
Weighted Average Life	5 years	5 years